Goodwill - Allocation of Goodwill to Cash-Generating Units (Details) - Goodwill (Note 7) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	€ 18,708	€ 18,471	€ 16,519
Telefónica Spain | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,291	4,291	4,291
Telefónica Brazil | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	8,076	7,752	6,278
Telefónica Germany | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,386	4,386	4,386
Telefónica Hispam | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	1,108	1,215	1,166
Telefónica Hispam | Operating segments | Colombia
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	164	135
Telefónica Hispam | Operating segments | Ecuador
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	75	137
Telefónica Hispam | Operating segments | Chile
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	615	652
Telefónica Hispam | Operating segments | Peru
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	229	265
Telefónica Hispam | Operating segments | Uruguay
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	23	23
Telefónica Hispam | Operating segments | Others T. Hispam
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2	3
Other companies | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	847	827	€ 398
Other companies | Operating segments | Telefonica Tech UK & Ireland, Limited
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	438	429
Other companies | Operating segments | BE-terna
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	282	279
Other companies | Operating segments | Others
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	€ 127	€ 119